Fair Value	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value

Note 8. Fair Value

The following table represents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2012 (in millions):

	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$—	$2	$—	$2
Interest rate swaps	—	6	—	6

	$—	$8	$—	$8
Liabilities:
Forward contracts	$—	$2	$—	$2

The forward contracts are over-the-counter contracts that do not trade on a public exchange. The fair values of the contracts are based on inputs such as foreign currency spot rates and forward points that are readily available on public markets, and as such, are classified as Level 2. The Company considered both its credit risk, as well as its counterparties’ credit risk, in determining fair value and no adjustment was made as the risk of default was deemed insignificant based on the short duration of the contracts and the Company’s rate of short-term debt.

The interest rate swaps are valued using an income approach. Expected future cash flows are converted to a present value amount based on market expectations of the yield curve on floating interest rates, which is readily available on public markets.